5. Bank Premises and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Buildings and improvements	$ 10,927,643	$ 10,896,563
Land and land improvements	2,408,921	2,408,921
Furniture and equipment	8,443,668	7,797,907
Leasehold improvements	1,319,591	1,316,386
Capital lease	976,907	976,907
Other prepaid assets	54,261	28,661
Bank premises and equipment, gross	24,130,991	23,425,345
Less accumulated depreciation and amortization	(12,642,043)	(11,701,877)
Bank premises and equipment, net	$ 11,488,948	$ 11,723,468